Investment Strategy - Class A C [Member] - John Hancock Money Market Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund operates as a “government money market fund” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and is managed in the following manner:●under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are fully collateralized by U.S. Government securities or cash●U.S. Government securities include both securities issued or guaranteed by the U.S. Treasury and securities issued by entities that are chartered or sponsored by Congress but are not issued or guaranteed by the U.S. Treasury●the fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7●the fund invests only in U.S. dollar-denominated securities●the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7)●the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less●the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality●as a government money market fund, the fund is not subject to liquidity fees, although the fund’s Board of Trustees may elect to impose such fees in the future.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund operates as a “government money market fund” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended,
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	the fund invests only in U.S. dollar-denominated securities●the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7)●the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less●the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are fully collateralized by U.S. Government securities or cash